UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income Fund® Semi-annual report for the six months ended May 31, 2018

Global flexibility:
Following opportunity
anywhere.

Capital World Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	4.46%	8.26%	5.55%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.77% for Class A shares as of the prospectus dated February 1, 2018. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of June 30, 2018, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.97%.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Global stocks rose modestly during the first half of the fiscal year, as solid corporate earnings reports and ongoing central bank stimulus were tempered by slowing economic growth, political turmoil in Italy and Spain and escalating trade tensions between the U.S. and China.

For the six months ended May 31, 2018, Capital World Growth and Income Fund generated a total return of 2.94%. Over the same period, the MSCI ACWI (All Country World Index), the fund’s primary benchmark, returned 1.72%. The index measures the results of more than 40 developed and emerging equity markets. By way of comparison, the Lipper Global Funds Index, a peer group measure, rose 1.16%.

The fund aims to provide investors with both current income and long-term capital appreciation. For the period, quarterly dividend payments totaled 38 cents a share. This amounted to an income return of 0.74% for investors who reinvested dividends. Investors also received a capital gains distribution of $2.51 a share paid in December.

A strong start, but a shift in sentiment

The fiscal year began on an upbeat note, as the U.S., Europe, Japan and China enjoyed a period of synchronized economic growth, driving solid gains across most major equity markets. Early in the period, stock market returns were further bolstered

Results at a glance

For periods ended May 31, 2018, with all distributions reinvested

	Cumulative		Average annual
	total returns		total returns
	6 months	1 year	5 years	10 years	Lifetime (since 3/26/93)

Capital World Growth and Income Fund (Class A shares)	2.94%	12.74%	9.26%	5.38%	10.69%
MSCI ACWI (All Country World Index)*	1.72	11.84	8.88	4.95	7.49
Lipper Global Funds Index†	1.16	9.98	8.95	5.25	7.60

*	Results for the MSCI ACWI reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.
†	Results for the Lipper index do not reflect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Thomson Reuters Lipper.

Capital World Growth and Income Fund	1

by rising corporate earnings, the passage of sweeping tax cuts in the U.S. and accommodative monetary policy. By February, however, equity market volatility rose sharply, as investors became increasingly concerned about trade tariffs, signs of emerging inflation and rising interest rates in the U.S.

In Europe, stocks declined despite signs of ongoing improvement in the eurozone economy. Growing trade tensions and, later in the period, political strife in Italy and Spain further fueled the volatility. Eurozone GDP growth rose at a year-over-year rate of 2.5% during the first quarter, slightly slower than in the previous quarter. The euro tumbled against the dollar in the closing weeks of the period after Italian President Sergio Mattarella momentarily blocked the formation of a coalition government, raising investor fears that Italy might consider leaving the European Union and eurozone. On the trade front, European leaders threatened to impose tariffs against American goods after the U.S. disclosed plans to impose tariffs of their own, including levys on European steel and aluminum. The strengthening of the U.S. dollar versus the euro during the period further dampened returns for U.S.-based investors. For the six months the MSCI Euro Index slid 3.00%.*

Conversely, Japanese equity prices rose 1.21% for U.S. investors, thanks in part to a strengthening yen versus the dollar. Japan’s economy contracted during the first quarter, the country’s first decline in economic output since the fourth quarter of 2015. The Consumer Price Index, a measure of inflation, rose a modest 0.6% in April, while prices excluding food and energy rose 0.4%. Both figures remained well below the Bank of Japan’s goal of 2% inflation. Japan’s central bank left interest rates unchanged during the period.

Despite heightened volatility, emerging markets equities rose, aided by steady growth in China and stronger oil prices. Chinese stocks advanced 5.65%, overcoming rising U.S.-China trade tensions. China’s economic growth during January and February exceeded expectations amid strong export growth and rising retail and home sales. Elsewhere in developing markets, Russian shares gained 5.30%, supported by climbing oil prices and signs that economic conditions are improving. Brazilian stocks experienced big gains after the central bank cut the benchmark interest rate to a record low. But shares ended the period down (–5.64%) amid uncertainty about the outcome of October’s presidential election and perceived lack of progress toward needed fiscal reforms.

U.S. equity markets posted increases, as robust demand and lower tax rates boosted earnings growth for U.S. companies. Economic data was mostly positive as first quarter GDP growth increased at a 2.0% annual rate. The MSCI USA Index rose 3.31% for the fiscal period.

*	Unless otherwise noted, country stock returns are based on MSCI indexes, expressed in U.S. dollars and assume the reinvestment of dividends. Results reflect dividends net of withholding taxes, except the MSCI USA Index, which reflects dividends gross of withholding taxes.

2	Capital World Growth and Income Fund

Where the fund’s assets are invested*

(percent invested by country of domicile)

	Capital World Growth and Income Fund	MSCI All Country World Index†

Europe	29.4%	20.8%
United Kingdom	11.6	5.8
France	5.9	3.5
Switzerland	3.3	2.4
Spain	2.9	.9
Germany	1.3	3.1
Netherlands	1.1	1.1
Ireland	.6	.2
Italy	.6	.7
Other Europe	2.1	3.1

The Americas	39.2	57.6
United States	34.9	53.3
Canada	2.4	3.1
Brazil	1.6	.7
Other Americas	.3	.5

Asia/Pacific	24.6	20.5
China	5.8	3.7
South Korea	5.6	1.8
Japan	5.1	7.9
Hong Kong	3.0	1.2
India	1.9	1.0
Australia	1.3	2.2
Taiwan	.8	1.4
Other Asia/Pacific	1.1	1.3

Other	.5	1.1

Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	6.3	—

Total	100.0%	100.0%

*	Percent of net assets by country as of May 31, 2018.
†	The MSCI All Country World Index is weighted by market capitalization.

Capital World Growth and Income Fund	3

Inside the portfolio

The fund’s relatively light concentration of U.S.-domiciled shares and a strengthening U.S. dollar proved to be headwinds as the period came to a close, but these headwinds were offset by strong stock selection across several sectors.

The fund received some of its strongest contributions from select holdings in the consumer discretionary sector. Shares of Netflix (+87.44%), the fund’s fourth-largest position, and Amazon (+38.48%) — innovative companies that have used the internet to transform the way consumers shop and watch movies and television — both posted impressive gains. British online grocery retailer Ocado Group soared 150.1% as the company reached an agreement with U.S. supermarket giant Kroger to build and operate up to 20 distribution hubs in the U.S. Luxury goods retailer LVMH Moët Hennessy-Louise Vuitton advanced 19.24%, aided by strong demand from Chinese consumers.

Favorable stock selection among industrials and health care companies also supported the fund’s positive result. Global aerospace companies Boeing and Airbus SE both posted double-digit gains, bolstered by rising global demand for airplanes. Biotechnology companies AbbVie, the fund’s largest position, and No. 6 Amgen both posted modest increases.

Certain investments in the information technology sector detracted from returns. Shares of semiconductor maker BROADCOM INC slipped –9.31% as the company warned it would experience a larger-than-usual seasonal decline in smartphone customer sales and the U.S administration moved to block Broadcom’s $117 billion proposed acquisition of QUALCOMM. Hong Kong-based AAC Technologies Holdings (–26.05%) and No. 2 holding Samsung Electronics (–0.10%) also lost ground during

Largest equity holdings

(as of May 31, 2018)

Company	Country of domicile	Percent of net assets	Six-month return†
AbbVie	United States	2.9%	2.08%
Samsung Electronics	South Korea	2.5	–0.10
Royal Dutch Shell*	United Kingdom	1.8	8.64
Netflix	United States	1.6	87.44
Prudential	United Kingdom	1.5	–4.53
Amgen	United States	1.4	2.25
Amazon	United States	1.4	38.48
Microsoft	United States	1.4	17.43
Alphabet*	United States	1.3	6.16
Vale	Brazil	1.2	26.83

*	Six-month return for Royal Dutch Shell and Alphabet represents Class A shares only.
†	Returns shown are on a share price basis.

4	Capital World Growth and Income Fund

the period. However, Microsoft (+17.43%) and Alphabet (+6.16%), the parent of Google, both posted gains that exceeded the broader market return.

Elsewhere among the fund’s top 10 investments, No. 3 holding Royal Dutch Shell (+8.64%) benefitted from higher oil prices, Brazilian mining company Vale rose 26.83% and insurer Prudential (–4.53%), the fund’s fifth-largest position, lost ground.

Looking forward

While there have been signs of slowing growth in some markets recently, we believe the global economic expansion can proceed for some time and we remain optimistic about the long-term outlook for equity markets. We are particularly encouraged by the strength of China’s economy and steps China’s leaders have taken to pursue more balanced growth.

That said, we believe the volatility in the early months of 2018 was overdue and a number of uncertainties remain. Valuations are stretched in some areas, particularly in the U.S., leaving equity prices vulnerable to geopolitical shocks and rising global trade tensions. We are closely monitoring developments in global trade talks. We are finding more attractive investment opportunities in Asia than in the U.S. or Europe, including select financial services companies that are positioned to benefit from rising demand among Asian consumers.

As always, we remain focused on the long term picture, and we believe, therefore, that we are well positioned to tolerate periods of short term market volatility and even use them as buying opportunities.

We thank you for your continued support of Capital World Growth and Income Fund and look forward to reporting to you at the close of the fiscal year.

Cordially,

Mark E. Denning
President

Michael Cohen

Vice President

July 11, 2018

For current information about the fund, visit americanfunds.com.

Capital World Growth and Income Fund	5

Summary investment portfolio May 31, 2018	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	34.90%
Eurozone*	13.27
United Kingdom	11.55
China	5.83
South Korea	5.64
Japan	5.09
Switzerland	3.26
Hong Kong	3.03
Canada	2.43
Other countries	8.67
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	6.33
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks 93.57%	Shares	Value (000)
Financials 16.30%
Prudential PLC[1]	61,782,299	$1,483,905
China Construction Bank Corp., Class H1	1,094,552,000	1,102,462
HDFC Bank Ltd.[1]	25,338,610	840,680
HDFC Bank Ltd. (ADR)	540,900	57,563
Barclays PLC[1]	330,771,594	868,572
AIA Group Ltd.[1]	91,051,696	830,842
Bank of China Ltd., Class H1	1,306,461,535	678,336
Zurich Insurance Group AG1	2,232,339	663,007
KB Financial Group Inc.[1]	12,728,814	612,273
Banco Santander, SA1	105,424,155	565,603
Other securities		8,491,065
		16,194,308

Information technology 14.65%
Samsung Electronics Co., Ltd.[1]	53,026,225	2,489,108
Samsung Electronics Co., Ltd., nonvoting preferred[1]	447,450	16,779
Microsoft Corp.	13,844,700	1,368,410

6	Capital World Growth and Income Fund

	Shares	Value (000)
Alphabet Inc., Class A2	706,480	$777,128
Alphabet Inc., Class C2	516,667	560,578
Intel Corp.	19,500,700	1,076,439
Broadcom Inc.	3,783,558	953,721
SK hynix, Inc.[1]	8,149,500	702,564
Tencent Holdings Ltd.[1]	13,053,400	657,991
Micron Technology, Inc.[2]	11,125,000	640,689
Texas Instruments Inc.	5,116,885	572,630
Other securities		4,737,900
		14,553,937

Consumer discretionary 11.65%
Netflix, Inc.[2]	4,636,472	1,630,184
Amazon.com, Inc.[2]	842,183	1,372,438
Hyundai Motor Co.[1]	6,457,655	830,712
LVMH Moët Hennessy-Louis Vuitton SE1	2,138,700	742,779
NIKE, Inc., Class B	8,171,800	586,735
Other securities		6,409,224
		11,572,072

Health care 10.63%
AbbVie Inc.	29,611,073	2,929,720
Amgen Inc.	7,774,139	1,396,391
Novartis AG1	12,905,991	957,542
Stryker Corp.	4,442,500	773,084
Abbott Laboratories	12,017,000	739,406
Daiichi Sankyo Co., Ltd.[1]	21,749,700	696,794
UnitedHealth Group Inc.	2,329,100	562,501
Other securities		2,501,014
		10,556,452

Energy 7.74%
Royal Dutch Shell PLC, Class B1	29,029,700	1,033,415
Royal Dutch Shell PLC, Class A1	20,119,110	697,476
Royal Dutch Shell PLC, Class B (ADR)	344,800	24,940
Royal Dutch Shell PLC, Class A (ADR)	45,689	3,179
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	15,502	539
TOTAL SA1	12,842,637	780,501
Canadian Natural Resources, Ltd. (CAD denominated)	19,592,448	678,316
Canadian Natural Resources, Ltd.	1,467,000	50,700
BP PLC[1]	81,560,778	625,039
Other securities		3,794,698
		7,688,803

Consumer staples 6.58%
British American Tobacco PLC[1]	17,195,830	884,594
British American Tobacco PLC (ADR)	4,457,483	228,223
Imperial Brands PLC[1]	26,100,178	940,461
Altria Group, Inc.	13,455,500	750,010
Nestlé SA1	9,003,052	678,563
Pernod Ricard SA1	3,643,993	613,847

Capital World Growth and Income Fund	7

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Philip Morris International Inc.	7,132,100	$567,287
Other securities		1,875,691
		6,538,676

Industrials 6.57%
Airbus SE, non-registered shares[1]	7,296,798	837,258
Other securities		5,694,975
		6,532,233

Utilities 4.67%
ENGIE SA1	35,039,763	557,443
ENGIE SA, bonus shares[1]	19,221,899	305,799
Gas Natural SDG, SA1	25,306,000	620,133
Other securities		3,160,661
		4,644,036

Materials 4.60%
Vale SA, ordinary nominative	51,612,611	701,695
Vale SA, ordinary nominative (ADR)	38,377,864	521,939
Rio Tinto PLC[1]	18,220,575	1,027,351
Other securities		2,315,854
		4,566,839

Telecommunication services 2.76%
Verizon Communications Inc.	19,068,310	908,986
Nippon Telegraph and Telephone Corp.[1]	14,693,000	688,039
Other securities		1,143,299
		2,740,324

Real estate 2.70%
Other securities		2,686,374

Miscellaneous 4.72%
Other common stocks in initial period of acquisition		4,687,738

Total common stocks (cost: $70,101,923,000)		92,961,792

Convertible stocks 0.10%
Energy 0.04%
Other securities		38,902

Miscellaneous 0.06%
Other convertible stocks in initial period of acquisition		63,777

Total convertible stocks (cost: $111,388,000)		102,679

Bonds, notes & other debt instruments 0.66%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.32%
Other securities		321,371

8	Capital World Growth and Income Fund

	Principal amount	Value
	(000)	(000)
Corporate bonds & notes 0.31%
Other securities		$307,887

U.S. Treasury bonds & notes 0.03%
U.S. Treasury 0.03%
Other securities		29,963

Total bonds, notes & other debt instruments (cost: $664,025,000)		659,221

Short-term securities 5.41%
Federal Home Loan Bank 1.63%–1.90% due 6/4/2018–9/5/2018	$1,408,700	1,405,771
Novartis Finance Corp. 1.82%–1.88% due 6/5/2018–6/12/2018[3]	65,000	64,971
U.S. Treasury Bills 1.56%–1.89% due 6/14/2018–8/30/2018	827,800	825,484
Other securities		3,073,650

Total short-term securities (cost: $5,369,862,000)		5,369,876
Total investment securities 99.74% (cost: $76,247,198,000)		99,093,568
Other assets less liabilities 0.26%		255,097

Net assets 100.00%		$99,348,665

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

Contract amount						Unrealized appreciation
Purchases (000)		Sales (000)		Counterparty	Settlement date	at 5/31/2018 (000)
USD	24,920	GBP	17,739	Citibank	6/7/2018	$1,332
USD	199,178	GBP	140,000	JPMorgan Chase	6/22/2018	12,856
						$14,188

Capital World Growth and Income Fund	9

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended May 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 0.82%
Consumer discretionary 0.50%
Ocado Group PLC[1,2]	39,080,197	2,836,300	—	41,916,497
Greene King PLC[1,4]	16,165,653	—	5,505,250	10,660,403
ProSiebenSat.1 Media SE1,4	13,255,754	—	2,486,754	10,769,000
Telecommunication services 0.32%
LG Uplus Corp.[1]	29,169,442	—	—	29,169,442

	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 5/31/2018 (000)
Common stocks 0.82%
Consumer discretionary 0.50%
Ocado Group PLC[1,2]	$—	$295,875	$—	$500,460
Greene King PLC[1,4]	(33,494)	42,866	1,904	—
ProSiebenSat.1 Media SE1,4	(8,578)	(6,292)	24,528	—
				500,460
Telecommunication services 0.32%
LG Uplus Corp.[1]	—	(58,009)	10,843	315,798
Total 0.82%	$(42,072)	$274,440	$37,275	$816,258

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $52,100,984,000, which represented 52.44% of the net assets of the fund. This amount includes $50,861,772,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,693,801,000, which represented 2.71% of the net assets of the fund.
[4]	Unaffiliated issuer at 5/31/2018.

10	Capital World Growth and Income Fund

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

USD/$ = U.S. dollars

See Notes to Financial Statements

Capital World Growth and Income Fund	11

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2018	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $75,646,105)	$98,277,310
Affiliated issuers (cost: $601,093)	816,258	$99,093,568
Cash		19,738
Cash denominated in currencies other than U.S. dollars (cost: $35,286)		35,289
Unrealized appreciation on open forward currency contracts		14,188
Receivables for:
Sales of investments	105,245
Sales of fund’s shares	71,657
Dividends and interest	370,603
Other	87	547,592
		99,710,375
Liabilities:
Payables for:
Purchases of investments	185,520
Repurchases of fund’s shares	67,712
Investment advisory services	31,664
Services provided by related parties	29,593
Trustees’ deferred compensation	1,509
Non-U.S. taxes	37,368
Other	8,344	361,710
Net assets at May 31, 2018		$99,348,665
Net assets consist of:
Capital paid in on shares of beneficial interest		$72,784,233
Undistributed net investment income		616,038
Undistributed net realized gain		3,106,106
Net unrealized appreciation		22,842,288
Net assets at May 31, 2018		$99,348,665

See Notes to Financial Statements

12	Capital World Growth and Income Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,925,416 total shares outstanding)

		Shares		Net asset
	Net assets	outstanding		value per share
Class A	$56,322,607	1,090,575		$51.64
Class C	2,386,595	46,772		51.03
Class T	11	—	*	51.65
Class F-1	3,876,730	75,242		51.52
Class F-2	8,088,308	156,732		51.61
Class F-3	3,000,371	58,086		51.65
Class 529-A	3,649,704	70,921		51.46
Class 529-C	552,249	10,782		51.22
Class 529-E	138,768	2,701		51.38
Class 529-T	12	—	*	51.64
Class 529-F-1	160,268	3,111		51.52
Class R-1	224,156	4,387		51.09
Class R-2	876,767	17,207		50.95
Class R-2E	58,598	1,139		51.42
Class R-3	1,993,419	38,881		51.27
Class R-4	1,878,680	36,470		51.51
Class R-5E	28,314	549		51.58
Class R-5	1,285,798	24,883		51.67
Class R-6	14,827,310	286,978		51.67

*	Amount less than one thousand.

See Notes to Financial Statements

Capital World Growth and Income Fund	13

Statement of operations	unaudited
for the six months ended May 31, 2018	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $114,858; also includes $37,275 from affiliates)	$1,557,707
Interest (net of non-U.S. taxes of $357)	63,857	$1,621,564
Fees and expenses*:
Investment advisory services	185,101
Distribution services	106,712
Transfer agent services	45,179
Administrative services	13,458
Reports to shareholders	1,685
Registration statement and prospectus	933
Trustees’ compensation	275
Auditing and legal	58
Custodian	5,748
Other	1,663	360,812
Net investment income		1,260,752

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	3,202,539
Affiliated issuers	(42,072)
Forward currency contracts	(14,857)
Currency transactions	(5,833)	3,139,777
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $16,686):
Unaffiliated issuers	(1,806,813)
Affiliated issuers	274,440
Forward currency contracts	19,480
Currency translations	(2,749)	(1,515,642)
Net realized gain and unrealized depreciation		1,624,135
Net increase in net assets resulting from operations		$2,884,887

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	Capital World Growth and Income Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	May 31, 2018*	November 30, 2017
Operations:
Net investment income	$1,260,752	$1,729,554
Net realized gain	3,139,777	4,902,858
Net unrealized (depreciation) appreciation	(1,515,642)	13,132,052
Net increase in net assets resulting from operations	2,884,887	19,764,464

Dividends and distributions paid to shareholders:
Dividends from net investment income	(726,550)	(1,969,024)
Distributions from net realized gain on investments	(4,607,704)	(2,239,604)
Total dividends and distributions paid to shareholders	(5,334,254)	(4,208,628)

Net capital share transactions	4,387,303	805,149

Total increase in net assets	1,937,936	16,360,985

Net assets:
Beginning of period	97,410,729	81,049,744
End of period (including undistributed net investment income: $616,038 and $81,836, respectively)	$99,348,665	$97,410,729

*	Unaudited.

See Notes to Financial Statements

Capital World Growth and Income Fund	15

Notes to financial statements	unaudited

1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting

16	Capital World Growth and Income Fund

principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Capital World Growth and Income Fund	17

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

18	Capital World Growth and Income Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Capital World Growth and Income Fund	19

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$3,000,189	$13,194,119	$—	$16,194,308
Information technology	8,322,174	6,231,763	—	14,553,937
Consumer discretionary	6,022,979	5,549,093	—	11,572,072
Health care	8,363,982	2,192,470	—	10,556,452
Energy	4,144,886	3,543,917	—	7,688,803
Consumer staples	2,072,458	4,466,218	—	6,538,676
Industrials	3,220,826	3,311,407	—	6,532,233
Utilities	749,946	3,894,090	—	4,644,036
Materials	1,719,547	2,847,292	—	4,566,839
Telecommunication services	1,036,607	1,703,717	—	2,740,324
Real estate	508,637	2,177,737	—	2,686,374
Miscellaneous	1,718,963	2,968,775	—	4,687,738
Convertible stocks	82,293	20,386	—	102,679
Bonds, notes & other debt instruments	—	659,221	—	659,221
Short-term securities	—	5,369,876	—	5,369,876
Total	$40,963,487	$58,130,081	$—	$99,093,568

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$14,188	$—	$14,188

*	Securities with a value of $50,861,772,000, which represented 51.20% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

20	Capital World Growth and Income Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these

Capital World Growth and Income Fund	21

countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $260,192,000.

22	Capital World Growth and Income Fund

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, May 31, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$14,188	Unrealized depreciation on open forward currency contracts	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(14,857)	Net unrealized appreciation on forward currency contracts	$19,480

Collateral — The fund participates in a collateral program due to its use of forward currency contracts that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

Capital World Growth and Income Fund	23

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of May 31, 2018, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$1,332	$—	$—	$(1,010)	$322
JPMorgan Chase	12,856	—	(11,657)	—	1,199
Total	$14,188	$—	$(11,657)	$(1,010)	$1,521

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

24	Capital World Growth and Income Fund

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S. and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$316,169
Undistributed long-term capital gains	4,606,188

As of May 31, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$26,390,268
Gross unrealized depreciation on investments	(3,761,566)
Net unrealized appreciation on investments	22,628,702
Cost of investments	76,479,054

Capital World Growth and Income Fund	25

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended May 31, 2018						Year ended November 30, 2017
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class A	$412,016		$2,675,586		$3,087,602		$1,188,285		$1,387,059	$2,575,344
Class B1							240		1,562	1,802
Class C	8,323		125,516		133,839		40,873		80,390	121,263
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—	—	[3]
Class F-1	26,969		181,528		208,497		77,749		91,483	169,232
Class F-2	62,689		340,486		403,175		159,998		159,723	319,721
Class F-3[4]	23,821		121,092		144,913		16,016		—	16,016
Class 529-A	25,268		169,951		195,219		67,588		79,155	146,743
Class 529-B1							34		220	254
Class 529-C	1,290		27,414		28,704		9,956		18,264	28,220
Class 529-E	800		6,539		7,339		2,465		3,236	5,701
Class 529-T2	—	[3]	1		1		—	[3]	—	—	[3]
Class 529-F-1	1,252		7,127		8,379		3,118		3,215	6,333
Class R-1	779		11,125		11,904		3,398		6,189	9,587
Class R-2	3,088		44,360		47,448		13,868		25,406	39,274
Class R-2E	273		2,530		2,803		566		461	1,027
Class R-3	11,585		99,799		111,384		38,573		52,656	91,229
Class R-4	13,821		94,670		108,491		40,948		48,186	89,134
Class R-5E	154		679		833		254		240	494
Class R-5	11,170		61,406		72,576		29,985		30,978	60,963
Class R-6	123,252		637,895		761,147		275,110		251,181	526,291
Total	$726,550		$4,607,704		$5,334,254		$1,969,024		$2,239,604	$4,208,628

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

26	Capital World Growth and Income Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2018, the investment advisory services fee was $185,101,000, which was equivalent to an annualized rate of 0.371% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Capital World Growth and Income Fund	27

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	Capital World Growth and Income Fund

For the six months ended May 31, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$69,339	$30,641		$2,865		Not applicable
Class C	12,789	1,396		642		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	4,850	2,464		974		Not applicable
Class F-2	Not applicable	3,868		1,924		Not applicable
Class F-3	Not applicable	69		700		Not applicable
Class 529-A	4,153	1,729		915		$1,211
Class 529-C	2,885	300		146		193
Class 529-E	346	37		35		47
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	74		39		52
Class R-1	1,155	116		58		Not applicable
Class R-2	3,394	1,572		228		Not applicable
Class R-2E	173	56		14		Not applicable
Class R-3	5,199	1,540		522		Not applicable
Class R-4	2,429	957		487		Not applicable
Class R-5E	Not applicable	15		6		Not applicable
Class R-5	Not applicable	320		328		Not applicable
Class R-6	Not applicable	25		3,575		Not applicable
Total class-specific expenses	$106,712	$45,179		$13,458		$1,503

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $275,000 in the fund’s statement of operations reflects $232,000 in current fees (either paid in cash or deferred) and a net increase of $43,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Capital World Growth and Income Fund	29

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2018.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2018

Class A	$1,488,489	28,476	$3,033,885	59,557		$(3,577,080)	(68,518)	$945,294	19,515
Class C	148,064	2,864	132,486	2,632		(504,428)	(9,764)	(223,878)	(4,268)
Class T	—	—	—	—		—	—	—	—
Class F-1	393,156	7,532	203,350	4,001		(442,502)	(8,503)	154,004	3,030
Class F-2	1,472,891	28,222	387,241	7,605		(679,895)	(13,055)	1,180,237	22,772
Class F-3	641,240	12,285	140,422	2,756		(249,499)	(4,768)	532,163	10,273
Class 529-A	354,250	6,756	195,152	3,844		(224,612)	(4,308)	324,790	6,292
Class 529-C	30,982	597	28,698	568		(251,456)	(4,805)	(191,776)	(3,640)
Class 529-E	6,954	134	7,338	145		(10,107)	(195)	4,185	84
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	19,615	376	8,367	165		(13,322)	(255)	14,660	286
Class R-1	8,113	156	11,893	236		(23,524)	(456)	(3,518)	(64)
Class R-2	86,079	1,663	47,412	943		(165,107)	(3,209)	(31,616)	(603)
Class R-2E	10,377	200	2,803	55		(6,121)	(118)	7,059	137
Class R-3	182,851	3,532	111,262	2,200		(362,631)	(6,999)	(68,518)	(1,267)
Class R-4	164,213	3,154	108,432	2,134		(346,365)	(6,687)	(73,720)	(1,399)
Class R-5E	15,398	299	833	17		(2,008)	(39)	14,223	277
Class R-5	102,634	1,965	72,488	1,423		(162,103)	(3,103)	13,019	285
Class R-6	1,538,705	29,576	760,929	14,930		(508,940)	(9,794)	1,790,694	34,712
Total net increase (decrease)	$6,664,011	127,787	$5,252,992	103,211		$(7,529,700)	(144,576)	$4,387,303	86,422

30	Capital World Growth and Income Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2017

Class A	$2,628,362	54,577		$2,524,538		55,645		$(8,168,557)	(170,064)	$(3,015,657)	(59,842)
Class B3	53	1		1,789		41		(76,246)	(1,666)	(74,404)	(1,624)
Class C	256,113	5,351		119,475		2,690		(1,120,022)	(23,604)	(744,434)	(15,563)
Class T4	10	—	[2]	—		—		—	—	10	— [2]
Class F-1	804,915	16,771		164,457		3,633		(1,060,101)	(21,994)	(90,729)	(1,590)
Class F-2	3,353,864	69,747		305,902		6,723		(3,336,739)	(69,128)	323,027	7,342
Class F-3[5]	2,513,596	51,259		14,297		285		(188,965)	(3,731)	2,338,928	47,813
Class 529-A	249,031	5,202		146,693		3,242		(390,242)	(8,103)	5,482	341
Class 529-B3	25	1		254		6		(11,073)	(243)	(10,794)	(236)
Class 529-C	55,756	1,168		28,193		632		(108,029)	(2,269)	(24,080)	(469)
Class 529-E	11,860	247		5,700		126		(19,056)	(397)	(1,496)	(24)
Class 529-T4	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class 529-F-1	27,329	567		6,328		139		(22,865)	(472)	10,792	234
Class R-1	15,092	317		9,576		215		(53,986)	(1,133)	(29,318)	(601)
Class R-2	149,744	3,148		39,230		883		(335,416)	(7,085)	(146,442)	(3,054)
Class R-2E	35,881	753		1,027		22		(6,630)	(136)	30,278	639
Class R-3	429,435	8,982		91,068		2,026		(664,502)	(13,926)	(143,999)	(2,918)
Class R-4	431,764	8,942		89,098		1,969		(587,924)	(12,304)	(67,062)	(1,393)
Class R-5E	4,896	99		493		11		(1,572)	(32)	3,817	78
Class R-5	294,683	6,118		60,888		1,338		(378,138)	(7,878)	(22,567)	(422)
Class R-6	3,329,787	68,917		526,173		11,516		(1,392,173)	(28,694)	2,463,787	51,739
Total net increase (decrease)	$14,592,206	302,167		$4,135,179		91,142		$(17,922,236)	(372,859)	$805,149	20,450

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,177,831,000 and $15,683,626,000, respectively, during the six months ended May 31, 2018.

Capital World Growth and Income Fund	31

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
5/31/2018[4,5]	$53.02	$.65	$.86	$1.51
11/30/2017	44.61	.93	9.79	10.72
11/30/2016	45.34	.96	.06	1.02
11/30/2015	47.87	.90	(2.38)	(1.48)
11/30/2014	44.68	1.20	3.00	4.20
11/30/2013	36.75	.83	8.13	8.96
Class C:
5/31/2018[4,5]	52.41	.43	.87	1.30
11/30/2017	44.12	.55	9.66	10.21
11/30/2016	44.85	.61	.05	.66
11/30/2015	47.34	.52	(2.34)	(1.82)
11/30/2014	44.19	.83	2.96	3.79
11/30/2013	36.36	.50	8.05	8.55
Class T:
5/31/2018[4,5]	53.03	.70	.87	1.57
11/30/2017[4,10]	46.73	.68	6.22	6.90
Class F-1:
5/31/2018[4,5]	52.90	.63	.87	1.50
11/30/2017	44.53	.90	9.76	10.66
11/30/2016	45.25	.93	.08	1.01
11/30/2015	47.78	.89	(2.39)	(1.50)
11/30/2014	44.59	1.21	2.97	4.18
11/30/2013	36.68	.82	8.11	8.93
Class F-2:
5/31/2018[4,5]	52.98	.72	.86	1.58
11/30/2017	44.59	1.05	9.76	10.81
11/30/2016	45.33	1.07	.05	1.12
11/30/2015	47.85	1.01	(2.37)	(1.36)
11/30/2014	44.67	1.23	3.07	4.30
11/30/2013	36.74	.94	8.13	9.07
Class F-3:
5/31/2018[4,5]	53.03	.75	.84	1.59
11/30/2017[4,11]	45.54	.82	7.54	8.36

32	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.38)	$(2.51)	$(2.89)	$51.64	2.94%[6]		$56,323		.75%[7]		2.50%[7]
(1.07)	(1.24)	(2.31)	53.02	24.96		56,786		.77		1.93
(1.04)	(.71)	(1.75)	44.61	2.42		50,454		.79		2.20
(1.05)	—	(1.05)	45.34	(3.12)		53,886		.77		1.93
(1.01)	—	(1.01)	47.87	9.52		57,559		.77		2.59
(1.03)	—	(1.03)	44.68	24.77		54,676		.80		2.05

(.17)	(2.51)	(2.68)	51.03	2.55	[6]	2,387		1.54	[7]	1.65	[7]
(.68)	(1.24)	(1.92)	52.41	23.95		2,675		1.56		1.14
(.68)	(.71)	(1.39)	44.12	1.60		2,938		1.59		1.41
(.67)	—	(.67)	44.85	(3.87)		3,757		1.57		1.13
(.64)	—	(.64)	47.34	8.65		4,582		1.57		1.82
(.72)	—	(.72)	44.19	23.79		4,819		1.60		1.26

(.44)	(2.51)	(2.95)	51.65	3.06	[6,8]	—	[9]	.53	[7,8]	2.70	[7,8]
(.60)	—	(.60)	53.03	14.86	[6,8]	—	[9]	.56	[7,8]	2.09	[7,8]

(.37)	(2.51)	(2.88)	51.52	2.92	[6]	3,877		.81	[7]	2.44	[7]
(1.05)	(1.24)	(2.29)	52.90	24.86		3,820		.83		1.87
(1.02)	(.71)	(1.73)	44.53	2.39		3,286		.83		2.14
(1.03)	—	(1.03)	45.25	(3.17)		3,791		.81		1.90
(.99)	—	(.99)	47.78	9.48		3,861		.81		2.62
(1.02)	—	(1.02)	44.59	24.75		3,976		.82		2.03

(.44)	(2.51)	(2.95)	51.61	3.08	[6]	8,088		.54	[7]	2.76	[7]
(1.18)	(1.24)	(2.42)	52.98	25.21		7,098		.55		2.17
(1.15)	(.71)	(1.86)	44.59	2.66		5,646		.55		2.45
(1.16)	—	(1.16)	45.33	(2.90)		4,244		.54		2.16
(1.12)	—	(1.12)	47.85	9.76		4,168		.53		2.66
(1.14)	—	(1.14)	44.67	25.13		2,541		.54		2.31

(.46)	(2.51)	(2.97)	51.65	3.10	[6]	3,000		.44	[7]	2.87	[7]
(.87)	—	(.87)	53.03	18.53	[6]	2,536		.45	[7]	1.93	[7]

See end of table for footnotes.

Capital World Growth and Income Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
5/31/2018[4,5]	$52.84	$.63	$.86	$1.49
11/30/2017	44.48	.90	9.74	10.64
11/30/2016	45.21	.92	.06	.98
11/30/2015	47.73	.86	(2.37)	(1.51)
11/30/2014	44.55	1.15	3.00	4.15
11/30/2013	36.65	.80	8.10	8.90
Class 529-C:
5/31/2018[4,5]	52.56	.41	.88	1.29
11/30/2017	44.25	.52	9.70	10.22
11/30/2016	44.98	.58	.06	.64
11/30/2015	47.49	.49	(2.35)	(1.86)
11/30/2014	44.33	.79	2.99	3.78
11/30/2013	36.48	.48	8.07	8.55
Class 529-E:
5/31/2018[4,5]	52.76	.57	.86	1.43
11/30/2017	44.41	.79	9.73	10.52
11/30/2016	45.14	.82	.07	.89
11/30/2015	47.65	.75	(2.36)	(1.61)
11/30/2014	44.48	1.04	2.99	4.03
11/30/2013	36.59	.70	8.10	8.80
Class 529-T:
5/31/2018[4,5]	53.02	.69	.86	1.55
11/30/2017[4,10]	46.73	.66	6.22	6.88
Class 529-F-1:
5/31/2018[4,5]	52.90	.69	.86	1.55
11/30/2017	44.52	1.01	9.75	10.76
11/30/2016	45.25	1.02	.06	1.08
11/30/2015	47.78	.96	(2.37)	(1.41)
11/30/2014	44.60	1.25	3.00	4.25
11/30/2013	36.68	.89	8.12	9.01
Class R-1:
5/31/2018[4,5]	52.48	.44	.85	1.29
11/30/2017	44.18	.55	9.69	10.24
11/30/2016	44.91	.62	.07	.69
11/30/2015	47.42	.54	(2.36)	(1.82)
11/30/2014	44.26	.84	2.98	3.82
11/30/2013	36.42	.52	8.06	8.58

34	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.36)	$(2.51)	$(2.87)	$51.46	2.90%[6]		$3,650		.83%[7]		2.43%[7]
(1.04)	(1.24)	(2.28)	52.84	24.87		3,415		.84		1.86
(1.00)	(.71)	(1.71)	44.48	2.34		2,859		.87		2.12
(1.01)	—	(1.01)	45.21	(3.19)		2,936		.86		1.84
(.97)	—	(.97)	47.73	9.43		3,104		.86		2.50
(1.00)	—	(1.00)	44.55	24.67		2,853		.88		1.97

(.12)	(2.51)	(2.63)	51.22	2.53	[6]	552		1.60	[7]	1.60	[7]
(.67)	(1.24)	(1.91)	52.56	23.90		758		1.61		1.09
(.66)	(.71)	(1.37)	44.25	1.55		659		1.64		1.35
(.65)	—	(.65)	44.98	(3.95)		701		1.64		1.07
(.62)	—	(.62)	47.49	8.57		756		1.64		1.73
(.70)	—	(.70)	44.33	23.69		709		1.66		1.19

(.30)	(2.51)	(2.81)	51.38	2.80	[6]	139		1.05	[7]	2.20	[7]
(.93)	(1.24)	(2.17)	52.76	24.58		138		1.06		1.63
(.91)	(.71)	(1.62)	44.41	2.11		117		1.09		1.90
(.90)	—	(.90)	45.14	(3.41)		122		1.09		1.61
(.86)	—	(.86)	47.65	9.16		130		1.09		2.27
(.91)	—	(.91)	44.48	24.36		122		1.11		1.74

(.42)	(2.51)	(2.93)	51.64	3.02	[6,8]	—	[9]	.59	[7,8]	2.65	[7,8]
(.59)	—	(.59)	53.02	14.81	[6,8]	—	[9]	.61	[7,8]	2.03	[7,8]

(.42)	(2.51)	(2.93)	51.52	3.03	[6]	160		.60	[7]	2.67	[7]
(1.14)	(1.24)	(2.38)	52.90	25.14		149		.62		2.08
(1.10)	(.71)	(1.81)	44.52	2.56		115		.64		2.34
(1.12)	—	(1.12)	45.25	(2.99)		113		.64		2.07
(1.07)	—	(1.07)	47.78	9.66		114		.64		2.71
(1.09)	—	(1.09)	44.60	24.98		100		.66		2.19

(.17)	(2.51)	(2.68)	51.09	2.54	[6]	224		1.53	[7]	1.70	[7]
(.70)	(1.24)	(1.94)	52.48	23.99		234		1.54		1.16
(.71)	(.71)	(1.42)	44.18	1.65		223		1.55		1.44
(.69)	—	(.69)	44.91	(3.87)		257		1.54		1.16
(.66)	—	(.66)	47.42	8.69		302		1.54		1.83
(.74)	—	(.74)	44.26	23.84		302		1.55		1.30

See end of table for footnotes.

Capital World Growth and Income Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
5/31/2018[4,5]	$52.34	$.44	$.85	$1.29
11/30/2017	44.07	.55	9.66	10.21
11/30/2016	44.81	.62	.06	.68
11/30/2015	47.31	.56	(2.35)	(1.79)
11/30/2014	44.17	.85	2.96	3.81
11/30/2013	36.35	.54	8.04	8.58
Class R-2E:
5/31/2018[4,5]	52.80	.53	.86	1.39
11/30/2017	44.47	.69	9.75	10.44
11/30/2016	45.25	.73	.10	.83
11/30/2015	47.84	.72	(2.39)	(1.67)
11/30/2014[4,12]	47.71	.12	.21	.33
Class R-3:
5/31/2018[4,5]	52.65	.55	.87	1.42
11/30/2017	44.32	.77	9.72	10.49
11/30/2016	45.05	.82	.06	.88
11/30/2015	47.57	.75	(2.37)	(1.62)
11/30/2014	44.40	1.05	2.98	4.03
11/30/2013	36.53	.71	8.08	8.79
Class R-4:
5/31/2018[4,5]	52.89	.63	.87	1.50
11/30/2017	44.51	.92	9.76	10.68
11/30/2016	45.24	.95	.06	1.01
11/30/2015	47.76	.89	(2.37)	(1.48)
11/30/2014	44.58	1.19	2.99	4.18
11/30/2013	36.67	.83	8.11	8.94
Class R-5E:
5/31/2018[4,5]	52.96	.75	.81	1.56
11/30/2017	44.59	1.01	9.78	10.79
11/30/2016	45.34	1.01	.06	1.07
11/30/2015[4,13]	45.70	.02	(.38)	(.36)
Class R-5:
5/31/2018[4,5]	53.05	.72	.86	1.58
11/30/2017	44.64	1.07	9.78	10.85
11/30/2016	45.37	1.10	.04	1.14
11/30/2015	47.90	1.03	(2.38)	(1.35)
11/30/2014	44.70	1.35	2.99	4.34
11/30/2013	36.77	.96	8.12	9.08

36	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.17)	$(2.51)	$(2.68)	$50.95	2.55%[6]	$877		1.53%[7]		1.70%[7]
(.70)	(1.24)	(1.94)	52.34	23.98	932		1.54		1.16
(.71)	(.71)	(1.42)	44.07	1.63	920		1.54		1.44
(.71)	—	(.71)	44.81	(3.82)	1,061		1.50		1.20
(.67)	—	(.67)	47.31	8.69	1,244		1.52		1.86
(.76)	—	(.76)	44.17	23.88	1,277		1.51		1.35

(.26)	(2.51)	(2.77)	51.42	2.71 [6]	59		1.24	[7]	2.04	[7]
(.87)	(1.24)	(2.11)	52.80	24.34	53		1.24		1.42
(.90)	(.71)	(1.61)	44.47	1.98	16		1.23		1.68
(.92)	—	(.92)	45.25	(3.54)	1		1.19		1.54
(.20)	—	(.20)	47.84	.70 [6,8]	—	[9]	.30	[6,8]	.26	[6,8]

(.29)	(2.51)	(2.80)	51.27	2.78 [6]	1,993		1.08	[7]	2.14	[7]
(.92)	(1.24)	(2.16)	52.65	24.54	2,114		1.09		1.60
(.90)	(.71)	(1.61)	44.32	2.10	1,909		1.10		1.88
(.90)	—	(.90)	45.05	(3.43)	2,246		1.09		1.61
(.86)	—	(.86)	47.57	9.18	2,629		1.09		2.28
(.92)	—	(.92)	44.40	24.41	2,651		1.09		1.76

(.37)	(2.51)	(2.88)	51.51	2.93 [6]	1,879		.79	[7]	2.44	[7]
(1.06)	(1.24)	(2.30)	52.89	24.93	2,003		.79		1.90
(1.03)	(.71)	(1.74)	44.51	2.40	1,748		.80		2.18
(1.04)	—	(1.04)	45.24	(3.13)	2,003		.79		1.91
(1.00)	—	(1.00)	47.76	9.49	2,275		.79		2.59
(1.03)	—	(1.03)	44.58	24.78	2,380		.80		2.07

(.43)	(2.51)	(2.94)	51.58	3.04 [6]	28		.57	[7]	2.89	[7]
(1.18)	(1.24)	(2.42)	52.96	25.17	14		.58		2.09
(1.11)	(.71)	(1.82)	44.59	2.54	9		.66		2.31
—	—	—	45.34	(.79)[6]	—	[9]	.02	[6]	.04	[6]

(.45)	(2.51)	(2.96)	51.67	3.08 [6]	1,286		.49	[7]	2.75	[7]
(1.20)	(1.24)	(2.44)	53.05	25.29	1,305		.49		2.21
(1.16)	(.71)	(1.87)	44.64	2.71	1,117		.50		2.51
(1.18)	—	(1.18)	45.37	(2.84)	1,393		.49		2.21
(1.14)	—	(1.14)	47.90	9.83	1,509		.49		2.93
(1.15)	—	(1.15)	44.70	25.15	1,615		.49		2.37

See end of table for footnotes.

Capital World Growth and Income Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
5/31/2018[4,5]	$53.04	$.74	$.86	$1.60
11/30/2017	44.64	1.08	9.79	10.87
11/30/2016	45.37	1.10	.07	1.17
11/30/2015	47.89	1.05	(2.37)	(1.32)
11/30/2014	44.70	1.31	3.04	4.35
11/30/2013	36.77	.97	8.13	9.10

	Six months ended	Year ended November 30
	May 31, 2018[4,5,6]	2017	2016	2015	2014	2013
Portfolio turnover rate for all share classes	17%	35%	35%	35%	36%	24%

See Notes to Financial Statements

38	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]

$(.46)	$(2.51)	$(2.97)	$51.67	3.12%[6]	$14,827	.44%[7]	2.84%[7]
(1.23)	(1.24)	(2.47)	53.04	25.33	13,381	.45	2.23
(1.19)	(.71)	(1.90)	44.64	2.77	8,951	.45	2.52
(1.20)	—	(1.20)	45.37	(2.78)	7,390	.45	2.26
(1.16)	—	(1.16)	47.89	9.87	6,334	.44	2.83
(1.17)	—	(1.17)	44.70	25.21	4,418	.45	2.38

[1]	Based on average shares outstanding.
[2]	For the year ended November 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.34 and .73 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

Capital World Growth and Income Fund	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2017, through May 31, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	Capital World Growth and Income Fund

	Beginning account value 12/1/2017	Ending account value 5/31/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,029.44	$3.79	.75%
Class A – assumed 5% return	1,000.00	1,021.19	3.78	.75
Class C – actual return	1,000.00	1,025.50	7.78	1.54
Class C – assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class T – actual return	1,000.00	1,030.57	2.68	.53
Class T – assumed 5% return	1,000.00	1,022.29	2.67	.53
Class F-1 – actual return	1,000.00	1,029.22	4.10	.81
Class F-1 – assumed 5% return	1,000.00	1,020.89	4.08	.81
Class F-2 – actual return	1,000.00	1,030.75	2.73	.54
Class F-2 – assumed 5% return	1,000.00	1,022.24	2.72	.54
Class F-3 – actual return	1,000.00	1,031.04	2.23	.44
Class F-3 – assumed 5% return	1,000.00	1,022.74	2.22	.44
Class 529-A – actual return	1,000.00	1,028.99	4.20	.83
Class 529-A – assumed 5% return	1,000.00	1,020.79	4.18	.83
Class 529-C – actual return	1,000.00	1,025.27	8.08	1.60
Class 529-C – assumed 5% return	1,000.00	1,016.95	8.05	1.60
Class 529-E – actual return	1,000.00	1,028.01	5.31	1.05
Class 529-E – assumed 5% return	1,000.00	1,019.70	5.29	1.05
Class 529-T – actual return	1,000.00	1,030.22	2.99	.59
Class 529-T – assumed 5% return	1,000.00	1,021.99	2.97	.59
Class 529-F-1 – actual return	1,000.00	1,030.30	3.04	.60
Class 529-F-1 – assumed 5% return	1,000.00	1,021.94	3.02	.60
Class R-1 – actual return	1,000.00	1,025.43	7.73	1.53
Class R-1 – assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class R-2 – actual return	1,000.00	1,025.47	7.73	1.53
Class R-2 – assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class R-2E – actual return	1,000.00	1,027.11	6.27	1.24
Class R-2E – assumed 5% return	1,000.00	1,018.75	6.24	1.24
Class R-3 – actual return	1,000.00	1,027.76	5.46	1.08
Class R-3 – assumed 5% return	1,000.00	1,019.55	5.44	1.08
Class R-4 – actual return	1,000.00	1,029.27	4.00	.79
Class R-4 – assumed 5% return	1,000.00	1,020.99	3.98	.79
Class R-5E – actual return	1,000.00	1,030.36	2.89	.57
Class R-5E – assumed 5% return	1,000.00	1,022.09	2.87	.57
Class R-5 – actual return	1,000.00	1,030.76	2.48	.49
Class R-5 – assumed 5% return	1,000.00	1,022.49	2.47	.49
Class R-6 – actual return	1,000.00	1,031.23	2.23	.44
Class R-6 – assumed 5% return	1,000.00	1,022.74	2.22	.44

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital World Growth and Income Fund	41

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42	Capital World Growth and Income Fund

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Capital World Growth and Income Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	Capital World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2018, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio
May 31, 2018
unaudited
Common stocks 93.57% Financials 16.30%	Shares	Value (000)
Prudential PLC[1]	61,782,299	$1,483,905
China Construction Bank Corp., Class H1	1,094,552,000	1,102,462
HDFC Bank Ltd.[1]	25,338,610	840,680
HDFC Bank Ltd. (ADR)	540,900	57,563
Barclays PLC[1]	330,771,594	868,572
AIA Group Ltd.[1]	91,051,696	830,842
Bank of China Ltd., Class H1	1,306,461,535	678,336
Zurich Insurance Group AG1	2,232,339	663,007
KB Financial Group Inc.[1]	12,728,814	612,273
Banco Santander, SA1	105,424,155	565,603
Kotak Mahindra Bank Ltd.[1]	28,150,731	555,775
Wells Fargo & Co.	8,979,300	484,792
Insurance Australia Group Ltd.[1]	72,205,756	442,701
UBS Group AG1	27,361,166	411,150
DBS Group Holdings Ltd[1]	19,353,219	408,223
BNP Paribas SA1	6,319,530	394,021
Agricultural Bank of China Ltd., Class H1	755,324,000	388,066
PNC Financial Services Group, Inc.	2,570,067	368,573
Société Générale[1]	7,951,991	344,048
Intesa Sanpaolo SpA[1]	103,084,388	305,855
American International Group, Inc.	5,581,423	294,643
Lloyds Banking Group PLC[1]	335,446,748	281,923
Sampo Oyj, Class A1	5,395,288	264,968
JPMorgan Chase & Co.	2,441,900	261,308
Principal Financial Group, Inc.	4,430,000	247,194
Hana Financial Group Inc.[1]	5,820,560	223,996
Julius Baer Group Ltd.[1]	3,183,351	185,236
Standard Life Aberdeen PLC[1]	39,549,981	183,960
HSBC Holdings PLC (HKD denominated)[1]	17,959,200	173,695
ABN AMRO Group NV, depository receipts[1]	6,407,032	166,630
CME Group Inc., Class A	991,800	161,564
Deutsche Boerse AG1	1,206,469	161,430
CIT Group Inc.	3,075,000	153,535
Credit Suisse Group AG1	9,845,000	149,557
Bank of Montreal	1,842,961	142,763
Itaú Unibanco Holding SA, preferred nominative (ADR)	11,167,000	128,979
Royal Bank of Canada	1,695,000	128,112
Bankia, SA1	31,272,478	119,259
M&T Bank Corp.	688,000	118,391
BOC Hong Kong (Holdings) Ltd.[1]	18,710,000	93,635
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	166,100	93,262
Bank of Ireland Group PLC[1]	7,755,610	64,285
Banco Santander (México), S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, Class B (ADR)	9,750,000	63,082
Sony Financial Holdings Inc.[1]	2,983,300	54,639
Grupo Financiero Inbursa, SAB de CV	37,819,423	53,416
Tokio Marine Holdings, Inc.[1]	955,500	45,849
Capital World Growth and Income Fund — Page 1 of 10

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Resona Holdings, Inc.[1]	6,708,900	$37,277
Regions Financial Corp.	1,700,000	31,008
Citigroup Inc.	450,000	30,010
Housing Development Finance Corp. Ltd.[1]	918,492	24,897
Sumitomo Mitsui Financial Group, Inc.[1]	578,948	23,911
Moody’s Corp.	139,500	23,795
Banco Bilbao Vizcaya Argentaria, SA1	3,241,565	22,130
Janus Henderson Group PLC	704,740	21,769
Akbank TAS[1]	12,030,000	21,323
Intercontinental Exchange, Inc.	292,700	20,750
Huntington Bancshares Inc.	1,385,000	20,595
Invesco Ltd.	746,300	20,389
Aon PLC, Class A	143,500	20,071
Marsh & McLennan Companies, Inc.	245,600	19,739
BB&T Corp.	370,000	19,425
Chubb Ltd.	118,300	15,461
		16,194,308
Information technology 14.65%
Samsung Electronics Co., Ltd.[1]	53,026,225	2,489,108
Samsung Electronics Co., Ltd., nonvoting preferred[1]	447,450	16,779
Microsoft Corp.	13,844,700	1,368,410
Alphabet Inc., Class A2	706,480	777,128
Alphabet Inc., Class C2	516,667	560,578
Intel Corp.	19,500,700	1,076,439
Broadcom Inc.	3,783,558	953,721
SK hynix, Inc.[1]	8,149,500	702,564
Tencent Holdings Ltd.[1]	13,053,400	657,991
Micron Technology, Inc.[2]	11,125,000	640,689
Texas Instruments Inc.	5,116,885	572,630
QUALCOMM Inc.	9,252,149	537,735
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	70,482,000	525,917
Alibaba Group Holding Ltd. (ADR)[2]	2,641,400	523,024
AAC Technologies Holdings Inc.[1]	31,220,500	465,776
ASML Holding NV1	2,181,193	425,553
Accenture PLC, Class A	2,416,000	376,268
Nintendo Co., Ltd.[1]	873,380	359,539
Tokyo Electron Ltd.[1]	1,429,800	266,029
Apple Inc.	1,419,200	265,206
Mastercard Inc., Class A	1,345,572	255,820
United Microelectronics Corp.[1]	437,846,000	243,114
Western Union Co.	10,558,165	210,002
Tableau Software, Inc., Class A2	1,139,700	112,682
HP Inc.	2,606,000	57,410
Murata Manufacturing Co., Ltd.[1]	376,000	55,710
Visa Inc., Class A	263,400	34,432
MediaTek Inc.[1]	2,285,000	23,683
		14,553,937
Consumer discretionary 11.65%
Netflix, Inc.[2]	4,636,472	1,630,184
Amazon.com, Inc.[2]	842,183	1,372,438
Hyundai Motor Co.[1]	6,457,655	830,712
LVMH Moët Hennessy-Louis Vuitton SE1	2,138,700	742,779
NIKE, Inc., Class B	8,171,800	586,735
Capital World Growth and Income Fund — Page 2 of 10

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Home Depot, Inc.	2,925,000	$545,659
Ocado Group PLC[1,2,3]	41,916,497	500,460
Kering SA1	761,696	439,502
ProSiebenSat.1 Media SE1	10,769,000	316,919
Hyundai Mobis Co., Ltd.[1]	1,536,604	310,043
Sony Corp.[1]	6,361,000	299,926
InterContinental Hotels Group PLC[1]	3,915,065	250,606
Galaxy Entertainment Group Ltd.[1]	26,773,000	235,089
Norwegian Cruise Line Holdings Ltd.[2]	4,362,000	228,307
ITV PLC[1]	100,850,000	217,558
Viacom Inc., Class B	7,560,688	204,895
Daimler AG1	2,713,750	195,767
Marriott International, Inc., Class A	1,419,593	192,156
Ctrip.com International, Ltd. (ADR)[2]	4,115,000	185,545
Industria de Diseño Textil, SA1	5,828,833	183,707
Paddy Power Betfair PLC[1]	1,443,997	176,061
Bayerische Motoren Werke AG1	1,659,100	165,595
Wynn Resorts, Ltd.	832,260	163,131
Shimano Inc.[1]	1,151,200	162,429
McDonald’s Corp.	1,000,000	160,010
Six Flags Entertainment Corp.	2,400,000	154,848
Carnival Corp., units	2,292,200	142,758
Booking Holdings Inc.[2]	65,400	137,923
Toyota Motor Corp.[1]	1,824,500	115,483
Greene King PLC[1]	10,660,403	82,178
Li & Fung Ltd.[1]	209,500,000	81,339
Las Vegas Sands Corp.	954,000	76,902
Wynn Macau, Ltd.[1]	15,836,800	60,347
Twenty-First Century Fox, Inc., Class A	1,422,900	54,853
SES SA, Class A (FDR)[1]	3,144,375	54,316
Lowe’s Companies, Inc.	558,000	53,016
Merlin Entertainments PLC[1]	10,090,000	49,207
MGM Resorts International	1,367,000	42,992
Astra International Tbk PT1	63,601,100	31,486
Starbucks Corp.	502,500	28,477
Altice NV, Class A1,2	6,754,625	23,858
Altice NV, Class B1,2	925,760	3,256
Comcast Corp., Class A	847,200	26,416
YUM! Brands, Inc.	282,600	22,984
DENSO Corp.[1]	409,600	19,854
Harley-Davidson, Inc.	310,371	12,750
JCDecaux SA1	19,797	616
		11,572,072
Health care 10.63%
AbbVie Inc.	29,611,073	2,929,720
Amgen Inc.	7,774,139	1,396,391
Novartis AG1	12,905,991	957,542
Stryker Corp.	4,442,500	773,084
Abbott Laboratories	12,017,000	739,406
Daiichi Sankyo Co., Ltd.[1]	21,749,700	696,794
UnitedHealth Group Inc.	2,329,100	562,501
Thermo Fisher Scientific Inc.	2,498,933	520,453
Gilead Sciences, Inc.	5,054,820	340,695
Medtronic PLC	3,576,000	308,680
Capital World Growth and Income Fund — Page 3 of 10

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Teva Pharmaceutical Industries Ltd. (ADR)	13,907,575	$299,013
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	6,770,000	147,855
Incyte Corp.[2]	1,761,800	120,278
Essilor International SA1	868,900	118,752
UCB SA1	1,287,815	101,407
Illumina, Inc.[2]	355,382	96,820
Merck & Co., Inc.	1,524,400	90,748
Express Scripts Holding Co.[2]	1,165,000	88,319
GlaxoSmithKline PLC[1]	4,096,320	82,991
Eli Lilly and Co.	591,500	50,301
Lupin Ltd.[1]	3,216,144	36,666
Pfizer Inc.	924,500	33,217
AstraZeneca PLC[1]	411,700	30,051
Shanghai Pharmaceutical (Group) Co., Ltd., Class H1	6,630,900	20,412
Danaher Corp.	144,600	14,356
		10,556,452
Energy 7.74%
Royal Dutch Shell PLC, Class B1	29,029,700	1,033,415
Royal Dutch Shell PLC, Class A1	20,119,110	697,476
Royal Dutch Shell PLC, Class B (ADR)	344,800	24,940
Royal Dutch Shell PLC, Class A (ADR)	45,689	3,179
Royal Dutch Shell PLC, Class A (EUR denominated)[1]	15,502	539
TOTAL SA1	12,842,637	780,501
Canadian Natural Resources, Ltd. (CAD denominated)	19,592,448	678,316
Canadian Natural Resources, Ltd.	1,467,000	50,700
BP PLC[1]	81,560,778	625,039
EOG Resources, Inc.	4,399,700	518,329
Halliburton Co.	9,502,100	472,634
Enbridge Inc. (CAD denominated)	10,123,225	314,565
Enbridge Inc. (CAD denominated)[1,4]	2,351,836	72,349
Suncor Energy Inc.	8,892,044	354,146
Noble Energy, Inc.	8,837,400	315,495
TransCanada Corp.	7,052,586	295,245
ONEOK, Inc.	4,282,526	291,897
Oil Search Ltd.[1]	37,973,251	236,760
Chevron Corp.	1,707,900	212,292
Exxon Mobil Corp.	1,696,000	137,783
Eni SpA[1]	5,355,300	97,838
Eni SpA (ADR)	253,148	9,230
Kinder Morgan, Inc.	5,864,000	97,812
Golar LNG Ltd.	3,580,868	93,031
Schlumberger Ltd.	1,175,600	80,728
Williams Companies, Inc.	1,912,600	51,372
Southwestern Energy Co.[2]	9,239,284	43,702
Chesapeake Energy Corp.[2]	9,500,000	42,465
Occidental Petroleum Corp.	281,500	23,702
Helmerich & Payne, Inc.	295,400	19,609
ConocoPhillips	203,500	13,714
		7,688,803
Consumer staples 6.58%
British American Tobacco PLC[1]	17,195,830	884,594
British American Tobacco PLC (ADR)	4,457,483	228,223
Imperial Brands PLC[1]	26,100,178	940,461
Capital World Growth and Income Fund — Page 4 of 10

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
Altria Group, Inc.	13,455,500	$750,010
Nestlé SA1	9,003,052	678,563
Pernod Ricard SA1	3,643,993	613,847
Philip Morris International Inc.	7,132,100	567,287
Kirin Holdings Co., Ltd.[1]	13,728,800	388,548
Treasury Wine Estates Ltd.[1]	28,717,307	358,947
Thai Beverage PCL[1]	392,606,400	223,948
Associated British Foods PLC[1]	3,972,211	139,874
Kellogg Co.	2,000,000	128,780
Kimberly-Clark Corp.	1,200,000	121,020
Coca-Cola Co.	2,643,000	113,649
Procter & Gamble Co.	1,500,000	109,755
Japan Tobacco Inc.[1]	2,949,800	79,504
Danone SA1	715,935	54,627
Kroger Co.	1,705,600	41,497
Unilever PLC[1]	605,800	33,399
Diageo PLC[1]	659,200	24,213
Carlsberg A/S, Class B1	159,035	17,693
Shoprite Holdings Ltd.[1]	815,169	14,979
Reckitt Benckiser Group PLC[1]	170,000	13,021
Mondelez International, Inc.	311,600	12,237
		6,538,676
Industrials 6.57%
Airbus SE, non-registered shares[1]	7,296,798	837,258
Lockheed Martin Corp.	1,677,000	527,484
CSX Corp.	7,824,226	505,836
General Dynamics Corp.	2,399,500	484,003
Aena SME, SA, non-registered shares[1]	2,077,743	399,111
Boeing Co.	916,000	322,579
BAE Systems PLC[1]	32,114,000	273,034
ASSA ABLOY AB, Class B1	12,246,167	263,462
International Consolidated Airlines Group, SA (CDI)[1]	28,708,657	259,193
J.B. Hunt Transport Services, Inc.	1,818,000	232,886
Edenred SA1	7,169,000	231,073
Emerson Electric Co.	3,000,000	212,520
Komatsu Ltd.[1]	6,289,900	205,758
Babcock International Group PLC[1]	17,383,149	192,538
Ryanair Holdings PLC (ADR)[2]	1,627,235	188,613
General Electric Co.	13,278,000	186,954
Union Pacific Corp.	981,740	140,153
Northrop Grumman Corp.	420,769	137,697
Adecco Group AG1	2,129,050	127,451
RELX PLC[1]	5,740,700	126,135
CCR SA, ordinary nominative	44,348,044	122,658
Fosun International Ltd.[1]	51,485,600	112,275
Airports of Thailand PCL, foreign registered[1]	52,299,100	111,815
Alliance Global Group, Inc.[1,2]	166,723,940	42,136
Jardine Matheson Holdings Ltd.[1]	644,000	40,185
United Technologies Corp.	300,000	37,446
Recruit Holdings Co., Ltd.[1]	1,341,000	37,159
Waste Connections, Inc.	474,000	36,441
TransDigm Group Inc.	104,200	34,814
Deere & Co.	213,400	31,905
Safran SA1	195,275	23,322
Capital World Growth and Income Fund — Page 5 of 10

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
IDEX Corp.	128,300	$17,793
Kubota Corp.[1]	849,000	14,234
Hyundai Heavy Industries Co., Ltd.[1,2]	98,252	10,395
Capita PLC[1]	2,713,000	4,873
C.H. Robinson Worldwide, Inc.	12,000	1,044
		6,532,233
Utilities 4.67%
ENGIE SA1	35,039,763	557,443
ENGIE SA, bonus shares[1]	19,221,899	305,799
Gas Natural SDG, SA1	25,306,000	620,133
Iberdrola, SA, non-registered shares[1]	72,566,630	514,128
Dominion Energy, Inc.	4,732,422	303,774
EDP - Energias de Portugal, SA1	69,457,457	271,742
Ørsted AS1	4,479,790	268,767
China Resources Gas Group Ltd.[1]	68,842,000	260,547
Enel SPA[1]	37,469,273	205,778
Sempra Energy	1,900,800	202,492
Power Grid Corp. of India Ltd.[1]	64,038,000	198,451
National Grid PLC[1]	17,873,766	197,582
CK Infrastructure Holdings Ltd.[1]	26,019,000	196,005
SSE PLC[1]	7,505,462	136,449
CMS Energy Corp.	2,285,000	105,407
Red Eléctrica de Corporación, SA1	4,781,000	93,380
AES Corp.	6,081,300	77,537
Huaneng Power International, Inc., Class H1	88,050,000	67,886
Exelon Corp.	1,467,400	60,736
		4,644,036
Materials 4.60%
Vale SA, ordinary nominative	51,612,611	701,695
Vale SA, ordinary nominative (ADR)	38,377,864	521,939
Rio Tinto PLC[1]	18,220,575	1,027,351
Asahi Kasei Corp.[1]	40,024,300	547,558
Alcoa Corp.[2]	6,421,000	308,657
Air Liquide SA, non-registered shares[1]	2,248,400	276,461
Akzo Nobel NV1	3,024,678	265,079
Nitto Denko Corp.[1]	2,146,100	167,714
Fortescue Metals Group Ltd.[1]	42,923,981	151,753
Koninklijke DSM NV1	1,135,972	112,841
BASF SE1	951,000	93,725
Nutrien Ltd. (CAD denominated)	1,800,890	91,215
LafargeHolcim Ltd.[1]	1,379,072	70,745
AngloGold Ashanti Ltd.[1]	4,611,968	39,524
AngloGold Ashanti Ltd. (ADR)	1,950,480	16,813
Newcrest Mining Ltd.[1]	2,610,597	40,859
Freeport-McMoRan Inc.	2,400,000	40,560
Barrick Gold Corp. (CAD denominated)	2,931,600	38,668
Amcor Ltd.[1]	2,670,315	28,348
Shin-Etsu Chemical Co., Ltd.[1]	255,000	25,334
		4,566,839
Capital World Growth and Income Fund — Page 6 of 10

unaudited
Common stocks Telecommunication services 2.76%	Shares	Value (000)
Verizon Communications Inc.	19,068,310	$908,986
Nippon Telegraph and Telephone Corp.[1]	14,693,000	688,039
LG Uplus Corp.[1,3]	29,169,442	315,798
BT Group PLC[1]	76,877,186	209,420
América Móvil, SAB de CV, Series L (ADR)	8,228,300	127,621
Koninklijke KPN NV1	33,420,921	90,789
Vodafone Group PLC[1]	35,457,500	90,716
Bharti Airtel Ltd.[1]	11,913,099	65,804
Telia Co. AB1	13,155,906	61,574
China Unicom (Hong Kong) Ltd.[1]	43,206,000	58,720
Bezeq - The Israel Telecommunication Corp. Ltd.[1]	47,540,000	58,138
MegaFon PJSC[1]	6,410,063	48,560
NTT DoCoMo, Inc.[1]	625,100	16,159
		2,740,324
Real estate 2.70%
CK Asset Holdings Ltd.[1]	56,358,985	469,965
Sun Hung Kai Properties Ltd.[1]	27,967,750	450,652
Daito Trust Construction Co., Ltd.[1]	2,410,000	392,647
China Resources Land Ltd.[1]	59,410,000	217,655
SM Prime Holdings, Inc.[1]	300,819,759	211,436
Sino Land Co. Ltd.[1]	92,610,000	159,846
Link Real Estate Investment Trust REIT[1]	17,548,002	155,105
Lamar Advertising Co. REIT, Class A	2,173,546	150,453
Crown Castle International Corp. REIT	1,149,100	119,679
American Campus Communities, Inc. REIT	2,911,279	116,742
Henderson Land Development Co. Ltd.[1]	13,594,500	89,315
American Tower Corp. REIT	381,138	52,738
Fibra Uno Administración, SA de CV REIT	31,315,000	43,225
Unibail-Rodamco SE, non-registered shares REIT[1]	137,971	31,116
Iron Mountain Inc. REIT	775,000	25,800
		2,686,374
Miscellaneous 4.72%
Other common stocks in initial period of acquisition		4,687,738
Total common stocks (cost: $70,101,923,000)		92,961,792
Convertible stocks 0.10% Energy 0.04%
Kinder Morgan Inc., Series A, depository share, 9.75% convertible preferred 2018	1,188,200	38,902
Miscellaneous 0.06%
Other convertible stocks in initial period of acquisition		63,777
Total convertible stocks (cost: $111,388,000)		102,679
Bonds, notes & other debt instruments 0.66% Bonds & notes of governments & government agencies outside the U.S. 0.32%	Principal amount (000)
Brazil (Federative Republic of) 0% 2022	BRL97,500	18,754
Brazil (Federative Republic of) 10.00% 2027	316,000	78,835
Colombia (Republic of), Series B, 7.50% 2026	COP80,150,000	29,641
Capital World Growth and Income Fund — Page 7 of 10

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
India (Republic of) 8.60% 2028	INR1,220,300	$18,657
Indonesia (Republic of), Series 68, 8.375% 2034	IDR530,800,000	40,551
Portuguese Republic 3.875% 2030	€49,240	67,213
Portuguese Republic 4.10% 2045	20,155	28,400
Turkey (Republic of) 10.70% 2022	TRY207,000	39,320
		321,371
Corporate bonds & notes 0.31% Health care 0.13%
Teva Pharmaceutical Finance Company BV 6.00% 2024	$85,907	85,145
Teva Pharmaceutical Finance Company BV 3.15% 2026	59,700	48,298
		133,443
Telecommunication services 0.10%
CenturyLink, Inc. 7.50% 2024	7,016	7,227
CenturyLink, Inc., Series T, 5.80% 2022	20,048	19,822
Sprint Corp. 11.50% 2021	33,950	40,146
T-Mobile US, Inc. 6.375% 2025	7,105	7,442
T-Mobile US, Inc. 6.50% 2026	22,126	23,149
		97,786
Energy 0.04%
Petróleos Mexicanos 6.35% 2048[4]	3,378	3,077
TransCanada Corp. 5.875% 2076	36,500	36,591
		39,668
Financials 0.04%
Discover Financial Services 10.25% 2019	4,334	4,645
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[4]	30,300	32,345
		36,990
Total corporate bonds & notes		307,887
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 0.875% 2018	30,000	29,963
Total U.S. Treasury bonds & notes		29,963
Total bonds, notes & other debt instruments (cost: $664,025,000)		659,221
Short-term securities 5.41%
American Honda Finance Corp. 2.16% due 7/19/2018	27,120	27,050
Apple Inc. 1.85%–1.95% due 6/7/2018–7/16/2018[4]	140,000	139,778
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.87% due 6/5/2018	25,000	24,994
BASF SE 1.87%–1.99% due 6/1/2018–6/7/2018[4]	45,000	44,995
British Columbia (Province of) 1.95% due 7/11/2018	40,000	39,915
CAFCO, LLC 2.27% due 8/7/2018[4]	25,000	24,901
Caisse d’Amortissement de la Dette Sociale 2.00% due 6/14/2018[4]	50,000	49,964
Canadian Imperial Bank of Commerce 2.18% due 6/14/2018[4]	50,000	49,967
Canadian Imperial Holdings Inc. 2.24% due 7/3/2018	30,000	29,947
Coca-Cola Co. 2.06% due 8/2/2018[4]	50,000	49,830
CPPIB Capital Inc. 1.90%–2.05% due 6/26/2018–8/16/2018[4]	185,600	185,050
DBS Bank Ltd. 1.95% due 6/6/2018[4]	30,000	29,991
Essilor International 1.85% due 6/11/2018[4]	35,000	34,981
Capital World Growth and Income Fund — Page 8 of 10

unaudited
Short-term securities	Principal amount (000)	Value (000)
Fannie Mae 1.63%–1.75% due 6/4/2018–6/18/2018	$106,617	$106,564
Federal Home Loan Bank 1.63%–1.90% due 6/4/2018–9/5/2018	1,408,700	1,405,771
Freddie Mac 1.77%–1.79% due 7/10/2018–7/26/2018	125,000	124,694
Hydro-Québec 1.87% due 6/12/2018[4]	10,000	9,994
John Deere Canada ULC 1.98% due 7/10/2018[4]	25,000	24,948
John Deere Capital Corp. 2.01% due 7/9/2018[4]	50,000	49,899
KfW 2.11%–2.14% due 8/3/2018–8/22/2018[4]	100,000	99,543
Mitsubishi UFJ Trust and Banking Corp. 1.99% due 7/9/2018[4]	75,000	74,844
Mizuho Bank, Ltd. 1.84%–2.25% due 6/5/2018–9/6/2018[4]	169,200	168,688
National Australia Bank Ltd. 2.18% due 8/16/2018–8/17/2018[4]	182,100	181,252
Nordea Bank AB 2.15%–2.24% due 8/1/2018–9/21/2018[4]	162,800	161,938
Novartis Finance Corp. 1.82%–1.88% due 6/5/2018–6/12/2018[4]	65,000	64,971
PepsiCo Inc. 1.80% due 6/8/2018[4]	39,400	39,385
Province of Alberta 2.29% due 7/9/2018[4]	30,000	29,940
Québec (Province of) 1.93%–1.94% due 7/3/2018–7/16/2018[4]	139,700	139,408
Roche Holdings, Inc. 1.85% due 6/8/2018[4]	40,000	39,985
Siemens Capital Co. LLC 1.81%–1.82% due 6/1/2018–6/11/2018[4]	75,000	74,972
Starbird Funding Corp. 2.28% due 8/21/2018[4]	21,000	20,893
Sumitomo Mitsui Banking Corp. 1.86%–2.29% due 6/1/2018–9/24/2018[4]	253,100	252,098
Svenska Handelsbanken Inc. 2.16%–2.20% due 7/19/2018–8/30/2018[4]	150,000	149,324
Swedbank AB 2.20%–2.23% due 7/10/2018–8/14/2018	200,000	199,427
Toronto-Dominion Bank 2.21%–2.25% due 7/24/2018–8/8/2018[4]	200,000	199,294
Toyota Industries Commercial Finance, Inc. 2.15% due 6/11/2018[4]	40,000	39,980
U.S. Treasury Bills 1.56%–1.89% due 6/14/2018–8/30/2018	827,800	825,484
Victory Receivables Corp. 2.19%–2.32% due 6/6/2018–6/19/2018[4]	80,000	79,941
Wal-Mart Stores, Inc. 1.82%–1.85% due 6/4/2018–6/12/2018[4]	75,300	75,276
Total short-term securities (cost: $5,369,862,000)		5,369,876
Total investment securities 99.74% (cost: $76,247,198,000)		99,093,568
Other assets less liabilities 0.26%		255,097
Net assets 100.00%		$99,348,665
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Capital World Growth and Income Fund — Page 9 of 10

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 5/31/2018 (000)
Purchases (000)	Sales (000)
USD24,920	GBP17,739	Citibank	6/7/2018	$1,332
USD199,178	GBP140,000	JPMorgan Chase	6/22/2018	12,856
				$14,188
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $52,100,984,000, which represented 52.44% of the net assets of the fund. This amount includes $50,861,772,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,693,801,000, which represented 2.71% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
COP = Colombian pesos
EUR/€ = Euros
FDR = Fiduciary Depositary Receipts
GBP = British pounds
HKD = Hong Kong dollars
IDR = Indonesian rupiah
INR = Indian rupees
TRY = Turkish lira
USD/$ = U.S. dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-033-0718O-S66051	Capital World Growth and Income Fund — Page 10 of 10

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the Capital World Growth and Income Fund’s investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Capital World Growth and Income Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 31, 2018